<SEC-DOCUMENT>
<SEQUENCE>1
<FILENAME>r13f2q08restatement.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     November 30, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $4,319,024 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/		Sh/ Put/  Inv	Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt		Prn Call  Dsn	Mgrs	Sole	   Shared	  None
ALCON INC	COM	H01301102	63,921		392,660		SH	Sole		369,260			23,400
ALLERGAN	COM	018490102	48,300		927,950		SH	Sole		852,550			75,400
AMAZON.COM 	COM	023135106	42,361		577,670		SH	Sole		531,270			46,400
AMRCA MV ADR	ADR	02364W105	44,219		838,270		SH	Sole		771,970			66,300
APPLE INC	COM	037833100	153,372		915,980		SH	Sole		843,180			72,800
ARCH COAL	COM	039380100	50,240		669,600		SH	Sole		616,000			53,600
AUTODESK 	COM	052769106	39,225		1,160,150	SH	Sole		1,067,250		92,900
AVON PRDCTS	COM	054303102	44,621		1,238,790	SH	Sole		1,137,290		101,500
C H ROBINSON	COM	12541W209	43,269		789,010		SH	Sole		726,710			62,300
CHARLES RIVER	COM	159864107	48,595		760,240		SH	Sole		699,840			60,400
CISCO SYS	COM	17275R102	109,326		4,700,180	SH	Sole		4,327,280		372,900
COGNZNT TCH	COM	192446102	91,986		2,829,470	SH	Sole		2,608,170		221,300
CORNING INC	COM	219350105	62,433		2,708,573	SH	Sole		2,484,573		224,000
CVS/CAREMARK	COM	126650100	116,059		2,933,010	SH	Sole		2,698,010		235,000
DANAHER CORP	COM	235851102	123,741		1,600,789	SH	Sole		1,473,439		127,350
DEERE & CO	COM	244199105	40,520		561,760		SH	Sole		517,260			44,500
DICK'S SPORTNG 	COM	253393102	42,124		2,374,500	SH	Sole		2,183,400		191,100
E  M  C   CORP 	COM	268648102	42,336		2,881,980	SH	Sole		2,653,380		228,600
ECOLAB INC	COM	278865100	47,425		1,103,170	SH	Sole		1,014,270		88,900
EQUINIX INC	COM	29444U502	65,765		737,115		SH	Sole		678,765			58,350
FASTENAL CO	COM	311900104	60,331		1,397,838	SH	Sole		1,289,038		108,800
FIRSTENERGY  	COM	337932107	49,206		597,670		SH	Sole		550,770			46,900
FLUOR CORP	COM	343412102	56,154		301,775		SH	Sole		274,275			27,500
FMC TECH	COM	30249U101	46,029		598,320		SH	Sole		550,220			48,100
GENENTECH INC	COM	368710406	50,901		670,637		SH	Sole		617,037			53,600
GENZYME CORP	COM	372917104	93,536		1,301,280	SH	Sole		1,196,380		104,900
GILEAD SCIENCE	COM	375558103	93,287		1,761,790	SH	Sole		1,620,590		141,200
GOLDMAN SACHS	COM	38141G104	40,669		232,528		SH	Sole		213,258			19,270
GOOGLE CL A	COM	38259P508	87,280		165,800		SH	Sole		152,550			13,250
HEWLETT-PCKRD 	COM	428236103	97,068		2,195,610	SH	Sole		2,020,810		174,800
ILLUMINA INC	COM	452327109	52,682		604,775		SH	Sole		556,575			48,200
INFOSYS ADR	COM	456788108	80,415		1,850,325	SH	Sole		1,704,825		145,500
INTRCTL EXG	COM	45865V100	64,324		564,250		SH	Sole		518,900			45,350
MASTRCRD  A	COM	57636Q104	65,736		247,575		SH	Sole		227,675			19,900
MEDCO HEALTH 	COM	58405U102	166,684		3,531,450	SH	Sole		3,246,150		285,300
MEMC ELCTRNC	COM	552715104	44,309		720,000		SH	Sole		661,900			58,100
MICROSOFT	COM	594918104	113,713		4,133,530	SH	Sole		3,801,030		332,500
MINDRAY ADR	ADR	602675100	64,159		1,719,170	SH	Sole		1,588,070		131,100
MONSANTO CO	COM	61166W101	66,402		525,170		SH	Sole		482,720			42,450
ORACLE CORP	COM	68389X105	37,975		1,808,350	SH	Sole		1,664,850		143,500
PEABODY ENRGY	COM	704549104	49,304		559,950		SH	Sole		515,150			44,800
PRECISN CSTPRT	COM	740189105	53,361		553,710		SH	Sole		509,010			44,700
PRICELINE.COM 	COM	741503403	54,603		472,915		SH	Sole		434,415			38,500
PRCTR & GMBL	COM	742718109	44,343		729,204		SH	Sole		669,204			60,000
QUALCOMM 	COM	747525103	143,528		3,234,799	SH	Sole		2,971,699		263,100
RSCH MOTION	COM	760975102	69,661		595,905		SH	Sole		547,305			48,600
ROCKWELL COLL	COM	774341101	61,922		1,291,125	SH	Sole		1,188,825		102,300
SANDRIDGE 	COM	80007P307	63,314		980,390		SH	Sole		901,590			78,800
SCHLMBRGR	COM	806857108	144,125		1,341,570	SH	Sole		1,232,670		108,900
SCHWAB (CHAS)	COM	808513105	62,717		3,053,425	SH	Sole		2,810,725		242,700
SPX CORP	COM	784635104	61,756		468,810		SH	Sole		431,810			37,000
ST JUDE MED	COM	790849103	64,905		1,587,705	SH	Sole		1,451,805		135,900
SUNCOR ENERGY	COM	867229106	43,073		741,110		SH	Sole		682,310			58,800
T ROWE PRICE	COM	74144T108	49,559		877,620		SH	Sole		805,820			71,800
TEVA PHARM ADR	ADR	881624209	91,581		1,999,590	SH	Sole		1,855,190		144,400
THMO FSHR SCI	COM	883556102	115,723		2,076,492	SH	Sole		1,909,792		166,700
TRANSOCEAN	COM	G90073100	75,463		495,195		SH	Sole		455,545			39,650
UNITED TECH	COM	913017109	116,463		1,887,570	SH	Sole		1,734,770		152,800
VISA INC CL A	COM	92826C839	39,959		491,440		SH	Sole		449,140			42,300
WEATHERFORD 	COM	G95089101	117,689		2,373,235	SH	Sole		2,181,635		191,600
XTO ENERGY 	COM	98385X106	45,277		660,880		SH	Sole		608,380			52,500

</SEC-DOCUMENT>